Filed pursuant to Rule 497(e)
File Nos. 811-22310 and 333-182274

ETF Managers Trust

Supplement dated
March 31, 2017

to the

PureFunds® ISE Big Data® ETF (BIGD)
PureFunds® ISE Mobile Payments® ETF (IPAY)
PureFunds® ISE Cyber Security™ ETF (HACK)
PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF (SILJ)
PureFunds® Drone Economy Strategy ETF (IFLY)
PureFunds® Video Game Tech ETF (GAMR)
PureFunds® Solactive FinTech ETF (FINQ)
PureFunds® ETFx HealthTech ETF (IMED)
Etho Climate Leadership U.S. ETF (ETHO)
BlueStar™ TA-BIGITech® Israel Technology ETF (ITEQ)
Tierra XP Latin America Real Estate ETF (LARE)

Prospectuses and Statements of Additional Information
each dated January 31, 2017

and

Spirited Funds/ETFMG Whiskey & Spirits ETF (WSKY)

Prospectus and Statement of Additional Information
dated September 30, 2016, as previously supplemented

(each a “Fund” and collectively, the “Funds”)

Effective April 1, 2017, ETFMG Financial LLC, an affiliate of the Funds’ investment adviser, will replace ALPS Distributors, Inc. as the Funds’ distributor. All references in each Fund’s Prospectus and Statement of Additional Information to “ALPS Distributors, Inc.” are replaced with “ETFMG Financial LLC.”

The first paragraph of the section entitled “The Distributor” in each Fund’s Statement of Additional Information are replaced with the following:

The Trust and ETFMG Financial LLC, an affiliate of the Adviser, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of the Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is 30 Maple Street, Summit, New Jersey 07901.

Please retain this Supplement with your Prospectus and Statement of Additional Information.